TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Summary of Transactions with SunPower Subsequent to the Spin-off
The below table summarizes our transactions with SunPower, up to August 30, 2024, which is the date that SunPower is no longer a related party, in relation to these agreements:

	Fiscal Year Ended
(In thousands)	December 31, 2024	December 31, 2023	January 1, 2023
Charges from product collaboration agreement	$—	$1,861	$17,035
Net credit from transition services agreement	—	(78)	(3,019)

We had the following balances related to transactions with SunPower as of December 31, 2023:

As of
(In thousands)	December 31, 2023
Accounts receivable	$584
Other receivables from SunPower (Note 6)	3,448
Other receivables, non-current	6,220
Accounts payable	1,798
Accrued liabilities (Note 6)	2,198

Schedule of Related Party Transactions with Total Energies
The following related party balances as of December 31, 2023 and amounts are associated with transactions entered into with TotalEnergies and its affiliates, up to August 30, 2024, which is the date that TotalEnergies is no longer a related party:

As of
(In thousands)	December 31, 2023
Accounts receivable	$13,390
Other receivables, current	794
Accounts payable	232
Contract liabilities, current portion	218
Contract liabilities, net of current portion	—
Refund liabilities (Note 6)	18,229

	Fiscal Year Ended
(In thousands)	December 31, 2024	December 31, 2023	January 1, 2023
Revenue	$2,289	$99,694	$76,216
The following related party balances and amounts summarizes transactions entered into with TZE and its affiliates, excluding transactions with HSPV:

	As of
(In thousands)	December 31, 2024	December 31, 2023
Deposit from TZE for sale of entities (Note 6)	$40,000	$—
Convertible notes (Note 11)	306,958	207,000

	Fiscal Year Ended
(In thousands)	December 31, 2024	December 31, 2023	January 1, 2023
Payments for purchases of silicon wafer	$—	$121,770	$87,228
Contractual interest expense on Existing 1L Notes	16,025	15,525	5,822
Contractual interest expense on New 1L Notes	3,169	—	$—
Sale of equity interest in joint venture	24,083	—	—
Sale of intellectual property	10,000	—	—
Related-party transactions with HSPV are as follows:

	As of
(In thousands)	December 31, 2024	December 31, 2023
Accounts payable	$261	$9,920
Liabilities classified as held for sale	15,401	—

	Fiscal Year Ended
(In thousands)	December 31, 2024	December 31, 2023	January 1, 2023
Payments made to investee for products/services	$70,613	$226,118	$331,004